SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2020
Copyrights | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	3 years
Copyrights | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	10 years
Purchased software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	1 year
Purchased software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	5 years